REVOLVING CREDIT FACILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Line of Credit Facility [Abstract]
REVOLVING CREDIT FACILITY
NOTE 7 – REVOLVING CREDIT FACILITY
In December 2015, the Company entered into a credit facility with a bank. The facility provides for a revolving line of credit with a maximum borrowing amount totaling $60.0 million, as of June 20, 2023 and December 31, 2022.
On June 20, 2023, the Company entered into an amended and restated revolving credit, security and guaranty agreement that modified the terms of its previous agreement and related amendments. This amended agreement modified certain defined terms in the previous agreement, removed the $20.0 million unfunded capital expenditures requirement, removed the $9.0 million sublimit to the Company’s Canadian entity and changed the legal debtor from DTIH to DTIC. See Note 2 -
Merger
for further discussion of the Merger.
For the three and six months ended June 30, 2023, the interest on the amount drawn was based on SOFR or the bank’s base lending rate plus applicable margin (approximately 8.56% at June 30, 2023). The credit facility is collateralized by substantially all the assets of the Company and matures December 31, 2025.
As of June 30, 2023, there were no amounts drawn against the line of credit.
The Company is subject to various restrictive covenants associated with these borrowings including, but not limited to, a fixed charge ratio, and a minimum amount of undrawn availability. As of June 30, 2023, the Company was in compliance with all restrictive covenants.
Contingent Interest Embedded Derivative Liability
Under the credit facility agreement, the interest rate will reset (the ‘Default Rate’) upon the event of a default and an additional 2% will be added to the base rate. The Company analyzed the Default Rate feature of the credit facility for derivative accounting consideration under ASC 815,
Derivatives and Hedging
, and determined the Default Rate met the definition of a derivative as it is a contingent interest feature. The Company also noted that the Default Rate feature (the ‘Default Rate Derivative’) required bifurcation from the host contract and was to be accounted for at fair value. In accordance with ASC
815-15,
the Company bifurcated the Default Rate feature of the note and determined the derivative is liability classified.
The Default Rate Derivative is treated as a liability, initially measured at fair value with subsequent changes in fair value recorded in earnings. Management has assessed the probability of occurrence for a non-credit
default event and determined the likelihood of a referenced event to be remote. Therefore, the estimated fair value of the Default Rate Derivative was negligible as of June 30, 2023 and December 31, 2022 and therefore no amounts were recorded as of June 30, 2023 or December 31, 2022.

NOTE 6 — REVOLVING CREDIT FACILITY
In December 2015, the Company entered into a credit facility with a bank. The facility provides for a revolving line of credit in the original amount of $48.0 million, which is $60.0 million, as amended, at December 31, 2022. For the year ended December 31, 2021 the interest on the amount drawn was based on LIBOR or the bank’s base lending rate plus applicable margin (approximately 4.1% at December 31, 2021). For the year ended December 31, 2022 the interest on the amount drawn was based on SOFR or the bank’s base lending rate plus applicable margin (approximately 7.42% at December 31, 2022). The credit facility is collateralized by substantially all the assets of the Company and matures
December 31, 2025
.

On April 23, 2018, the Company entered into an amendment and joinder to the credit agreement. This amendment waived certain events of default under the credit agreement, changed the borrowing capacity under the credit facility and created a term loan of approximately $7.0 million which is collateralized by the assets of Premium Tools LLC.
On December 3, 2018, the Company entered into an amendment to the credit agreement. This amendment changed the borrowing capacity under the credit agreement and increased the amount of permitted capital expenditures from $15.0 million to $20.0 million for the year ended 2019, and $22.0 million for subsequent years.
On April 30, 2020, the Company entered into an amendment to the credit agreement. This amendment modified certain defined terms in the agreement and waived the excess cash flow payment for the year ended December 31, 2019.
On March 31, 2021, the Company entered an amendment to the credit agreement. This amendment waived certain events of default under the credit agreement and modified certain financial covenants, including, the minimum undrawn availability, fixed charge coverage ratio, leverage ratio and minimum EBITDA. The amendment also reduced the amount available under the revolving credit facility from to the current $50.0 million and reduced the maximum available borrowings under the entire credit agreement to $57.0 million.
On June 29, 2021, the Company entered into an amendment to the credit agreement. This amendment waived certain events of default under the credit agreement by modifying certain terms including waiving the requirement for the prepayment related to the excess cash flows, as defined, for December 31, 2020 that was due in 2021. Additionally, the amendment modified the repayment schedule of the term loan entered in April 2018.
On April 25, 2022, the Company entered into an amendment to the credit agreement. This amendment modified certain covenants to extend certain financial reporting deadlines.
On September 13, 2022, the Company extended the maturity date of the revolving line of credit from December 31, 2022 to December 31, 2025. As of December 31, 2022, amounts outstanding under the revolving line of credit have been classified as current liabilities despite the maturity date extension. Amounts outstanding have been classified as current liabilities because the agreement for the revolving line of credit, as amended on September 13, 2022, includes a subjective acceleration clause and a lockbox requirement.
The Company is subject to various restrictive covenants associated with these borrowings including, but not limited to, a fixed charge ratio, and a minimum amount of undrawn availability. At December 31, 2022, the Company was in compliance with these covenants.